Financial Assets and Financial Liabilities - Summary of Outstanding Balances of Principal Amount of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks (Detail)
$ in Thousands, ₽ in Millions
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	₽ 377,411	₽ 408,955
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	247,419	257,195
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	44,725	54,857
Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	85,267	96,903
Gazprombank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	139,971	142,635
VTB [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	99,411	73,416
VTB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	27,256	7,573
VTB [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	66,145	74,794
Sberbank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	0	25,723
Sberbank [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	0	23,147	$ 333,198
Bonds [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	6,370	10,979
Exim Bank Of Russia [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	0	3,305
Other banks [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	1,667	1,137
Other banks [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	206	540
Other banks [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	606	950
BNP [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	9,587	10,759
BNP [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	13,793	15,752
VEB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	7,000	8,794
MCB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	676	4,037
Deutsche Bank AG. [Member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	1,150	0
Pre-export facility [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	0	7
ING [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	2,221	2,541
NatWest Markets [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	1,352	1,549
Commerz Bank [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	₽ 0	₽ 1,317